Income Tax Expense - Summary of Income Tax Charged to Profit or Loss (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Major components of tax expense (income) [abstract]
Income tax	¥ 1,962	¥ 1,396	¥ 737
Deferred taxation	(162)	146	(113)
Income tax expense	¥ 1,800	¥ 1,542	¥ 624